Income Taxes (Operations in Jurisdictions Other Than PRC) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Cayman Islands [Member] USD ($)	Dec. 31, 2014 Cayman Islands [Member] CNY	Dec. 31, 2013 Cayman Islands [Member] CNY	Dec. 31, 2012 Cayman Islands [Member] CNY	Dec. 31, 2014 British Virgin Islands [Member] USD ($)	Dec. 31, 2014 British Virgin Islands [Member] CNY	Dec. 31, 2013 British Virgin Islands [Member] CNY	Dec. 31, 2012 British Virgin Islands [Member] CNY	Dec. 31, 2014 PRC [Member] USD ($)	Dec. 31, 2014 PRC [Member] CNY	Dec. 31, 2013 PRC [Member] CNY	Dec. 31, 2012 PRC [Member] CNY	Dec. 31, 2014 USA [Member] USD ($)	Dec. 31, 2014 USA [Member] CNY	Dec. 31, 2013 USA [Member] CNY	Dec. 31, 2012 USA [Member] CNY
Income Tax Contingency [Line Items]
Foreign					$ (365)	(2,267)	(2,144)	(2,482)	$ (1)	(3)	(3)	(3)
State													(11,245)	(69,772)	(66,860)	(59,655)
Federal																	(7)	(42)	48	(25)
Net income (loss) before income taxes	$ (11,618)	(72,084)	(68,959)	(62,164)